Document and Entity Information Document	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	BOSTON SCIENTIFIC CORPORATION
Entity Central Index Key	0000885725
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false